Income tax expense - Deferred tax charged directly to other equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Loss on valuation of financial assets at FVTOCI	₩ (28,645)	₩ (44,591)
Loss on financial instruments designated to be measured at FVTPL	(483)	0
Gain on valuation of equity method investments	2,272	664
Gain(loss) on foreign currency translation of foreign operations	(11,069)	10,261
Gain on valuation of hedge accounting of the net investment in foreign operations	56,042	14,854
Remeasurements of the defined benefit plan	30,770	8,136
Gain(loss) on derivatives designated as cash flow hedge	(7)	240
Total	₩ 48,880	₩ (10,436)